UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY       April 19, 2007
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  96 issues

Form 13F Information Table Value Total:  $210,508,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F

REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                           TITLE OF                               SHARES/ SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS             CUSIP      VALUE    PRN AMT PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
-----------------------    --------         ---------  --------   ------- --- ----  ------- ----------   -----  ------    ----
AGILENT TECHNOLOGIES INC   COMMON           00846u101     1,974      58600 SH        SOLE                  0       0       58600
APPLE COMPUTER INC         COMMON            37833100       409       4400 SH        SOLE                  0       0        4400
ABBOTT LABS                COMMON             2824100     3,994      71570 SH        SOLE                  0       0       71570
AUTO DATA PROCESSING       COMMON            53015103     2,144      44300 SH        SOLE                  0       0       44300
AFLAC INC                  COMMON             1055102       593      12600 SH        SOLE                  0       0       12600
AMERICAN INTL GROUP INC    COMMON             2687410     3,161      47032 SH        SOLE                  0       0       47032
ASIA PACIFIC FUND          COMMON            44901106       478      22522 SH        SOLE                  0       0       22522
AVERY DENNISON CORP        COMMON            53611109     1,494      23250 SH        SOLE                  0       0       23250
AMERICAN EXPRESS CO        COMMON            25816109       254       4500 SH        SOLE                  0       0        4500
BANK OF AMERICA            COMMON            60505104       491       9629 SH        SOLE                  0       0        9629
BECTON DICKINSON & CO      COMMON            75887109     4,105      53390 SH        SOLE                  0       0       53390
BP PLC ADR                 ADR               55622104       660      10193 SH        SOLE                  0       0       10193
BERKSHIRE HATHAWAY         CLASS B           84670207       215         59 SH        SOLE                  0       0          59
BROOKLINE BANCORP          COMMON           11373m107     2,159     170375 SH        SOLE                  0       0      170375
ANHEUSER BUSCH COS INC     COMMON            35229103     2,399      47540 SH        SOLE                  0       0       47540
CITIGROUP INC              COMMON            17296710     3,059      59575 SH        SOLE                  0       0       59575
CATERPILLAR INC            COMMON           149123101       617       9200 SH        SOLE                  0       0        9200
COMCAST CORP               COMMON            20030N20     2,904     114000 SH        SOLE                  0       0      114000
COSTCO WHOLESALE           COMMON           22160K105     1,265      23500 SH        SOLE                  0       0       23500
CROSS TIMBERS RTY TR       TR UNIT          22757R109       210       5000 SH        SOLE                  0       0        5000
COMPUTER SCIENCES CORP     COMMON           205363104       697      13375 SH        SOLE                  0       0       13375
CISCO SYS INC              COMMON            17275R10     4,131     161813 SH        SOLE                  0       0      161813
CHEVRONTEXACO CORP         COMMON           166764100       579       7835 SH        SOLE                  0       0        7835
DIEBOLD INC                COMMON           253651103     4,109      86115 SH        SOLE                  0       0       86115
DEERE & CO                 COMMON           244199105       217       2000 SH        SOLE                  0       0        2000
DANAHER CORP DEL           COMMON           235851102       405       5674 SH        SOLE                  0       0        5674
DOLLAR TREE STORES         COMMON           256747106     5,208     136190 SH        SOLE                  0       0      136190
DOVER CORP                 COMMON           260003108     2,797      57300 SH        SOLE                  0       0       57300
AMDOCS                     ORD              G02602103     5,524     151425 SH        SOLE                  0       0      151425
DEVON ENERGY CORP NEW      COMMON           25179M103     4,240      61248 SH        SOLE                  0       0       61248
E M C CORP MASS            COMMON           268648102     4,014     289840 SH        SOLE                  0       0      289840
FEDEX CORP                 COMMON           31428X106     1,162      10820 SH        SOLE                  0       0       10820
FIRST FINL HLDGS INC       COMMON           320239106       242       7000 SH        SOLE                  0       0        7000
FLORIDA EAST COAST IND     COMMON           340632108     4,530      72265 SH        SOLE                  0       0       72265
FLOUR CORP NEW             COMMON           343412102     5,010      55845 SH        SOLE                  0       0       55845
GENERAL ELEC CO            COMMON           369604103     5,161     145965 SH        SOLE                  0       0      145965
GENZYME CORP               COMMON           372917104       240       4000 SH        SOLE                  0       0        4000
GENERAL GROWTH PPTYS INC   COMMON           370021107     2,701      41825 SH        SOLE                  0       0       41825
HOME DEPOT INC.            COMMON            43707610     3,398      92485 SH        SOLE                  0       0       92485
HARTFORD FINL SVCS GRP     COMMON           416515104     2,980      31180 SH        SOLE                  0       0       31180
HEWLETT PACKARD CO         COMMON           428236103     3,432      85500 SH        SOLE                  0       0       85500
INTL BUSINESS MACHINES     COMMON           459200101     2,677      28404 SH        SOLE                  0       0       28404
INGERSOLL RAND CO          COMMON           G4776G101     3,915      90275 SH        SOLE                  0       0       90275
ILLNOIS TOOL WORKS         COMMOM           452308109       917      17775 SH        SOLE                  0       0       17775
JOHNSON & JOHNSON          CLASS A          478160104     1,915      31775 SH        SOLE                  0       0       31775
J P MORGAN CHASE & CO      COMMON           46625H100     2,802      57910 SH        SOLE                  0       0       57910
KIMBERLY CLARK CORP        COMMON           494368103     2,150      31395 SH        SOLE                  0       0       31395
KINDER MORGAN ENERGY LP    COMMON           494550106       211       4000 SH        SOLE                  0       0        4000
KYOCERA CORP               COMMON             6499260       282       3000 SH        SOLE                  0       0        3000
COCA COLA COMPANY          COMMON           191216100     3,790      78952 SH        SOLE                  0       0       78952
LEGGETT & PLATT INC        COMMON           524660107     3,131     138115 SH        SOLE                  0       0      138115
LABORATORY CORP AMER HLD   COMMON           50540r409     5,790      79720 SH        SOLE                  0       0       79720
LILLY ELI & CO             COMMON           532457108     1,338      24910 SH        SOLE                  0       0       24910
MASCO CORP                 COMMON           574599106     3,143     114700 SH        SOLE                  0       0      114700
MARSHALL ILSLEY            COMMON           571834100     1,378      29750 SH        SOLE                  0       0       29750
3M CO                      COMMON           88579Y101     1,788      23400 SH        SOLE                  0       0       23400
ALTRIA GROUP INC           COMMON            02209S10     2,852      32475 SH        SOLE                  0       0       32475
MEDICAL PROPERTIES TRUST   COMMON           58463J304     1,940     132075 SH        SOLE                  0       0      132075
MERCK & CO INC             COMMON           589331107     2,413      54637 SH        SOLE                  0       0       54637
MICROSOFT CORP             COMMON            59491810     4,077     146285 SH        SOLE                  0       0      146285
MURPHY OIL CORP            COMMON           626717102     1,068      20000 SH        SOLE                  0       0       20000
MEADWESTVACO CORP          COMMON           583334107     1,903      61700 SH        SOLE                  0       0       61700
NOBLE ENERGY               COMMON           655044105     2,999      50270 SH        SOLE                  0       0       50270
NABORS INDUSTRIES LTD      COMMON           G6359F103     2,674      90140 SH        SOLE                  0       0       90140
NATIONAL OILWELL VARCO INC COMMON           637071101     1,848      23750 SH        SOLE                  0       0       23750
OPTIMARK TECHNOLOGIES      SER B CV PART P  683990204         2      15000 SH        SOLE                  0       0       15000
PEPSICO INC                COMMON           713448108       696      10950 SH        SOLE                  0       0       10950
PFIZER INC                 COMMON           717081103     2,219      87835 SH        SOLE                  0       0       87835
PRINCIPAL FINL GROUP       COMMON           74251V102     2,781      46450 SH        SOLE                  0       0       46450
PROCTOR & GAMBLE CO        COMMON           742718109       256       4050 SH        SOLE                  0       0        4050
PROGRESSIVE CORP           COMMON           743315103       349      16000 SH        SOLE                  0       0       16000
PRAXAIR INC                COMMON           74005p104     5,278      83835 SH        SOLE                  0       0       83835
ROYAL DUTCH PETE CO        NY REG SHARES    780257804     1,134      17100 SH        SOLE                  0       0       17100
M S EASTERN EUROPE FUND    COMMON           616988101       437      12250 SH        SOLE                  0       0       12250
SCHERING PLOUGH            COMMON           806605101     2,424      95020 SH        SOLE                  0       0       95020
SAUER-DANFOSS INC          COMMON           804137107     4,936     164000 SH        SOLE                  0       0      164000
SONOCO PRODUCTS            COMMON           835495102     2,247      59783 SH        SOLE                  0       0       59783
SOVEREIGN BANCORP          COMMON           845905108     1,826      71773 SH        SOLE                  0       0       71773
STATE STREET CORP          COMMON           857477103       210       3250 SH        SOLE                  0       0        3250
SYSCO CORP                 COMMON           871829107       345      10200 SH        SOLE                  0       0       10200
AT&T INC                   COMMON           00206R102     4,473     113447 SH        SOLE                  0       0      113447
HANOVER INSURANCE GROUP    COMMON           410867105     2,186      47404 SH        SOLE                  0       0       47404
TRAVELERS COS INC          COMMOM           8.94E+113     2,254      43540 SH        SOLE                  0       0       43540
TIME WARNER                COMMON           887317105     1,229      62300 SH        SOLE                  0       0       62300
TEXAS INSTRS INC           COMMON           882508104     4,067     135110 SH        SOLE                  0       0      135110
UNITED PARCEL SERVICE IN   CL B             911312106     3,409      48625 SH        SOLE                  0       0       48625
U S BANCORP DEL            COMMON           902973304     1,480      42320 SH        SOLE                  0       0       42320
UNITED TECHNOLOGIES CORP   COMMONG          913017109     2,577      39640 SH        SOLE                  0       0       39640
V F CORP                   COMMON           918204108     2,584      31276 SH        SOLE                  0       0       31276
WEATHERFORD INTL           COMMON           G95089101     2,429      53860 SH        SOLE                  0       0       53860
WILLIAMS CO.               COMMON           969457100     2,194      77100 SH        SOLE                  0       0       77100
WEINGARTEN RLTY INVS       SH BEN INT       948741103       428       9000 SH        SOLE                  0       0        9000
WILLIS GROUP HOLDING       COMMON           G96655108     2,277      57540 SH        SOLE                  0       0       57540
WATTS INDS INC             CL A             942749102     2,517      66180 SH        SOLE                  0       0       66180
WYETH                      COMMON           983024100       220       4400 SH        SOLE                  0       0        4400
EXXON MOBIL CORP           COMMON           30231G102       681       9021 SH        SOLE                  0       0        9021
   Report Totals                                        210,508  5,214,607                                              5,214,607